Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Refined petroleum products	$ 411	$ 553
Trading inventories measured at fair value less costs to sell	121	155
Materials, supplies and other	174	151
Inventories	1,115	1,486
Inventory write-down to net realizable value (note 6)	7	15
Crude oil, natural gas and NGL	$ 409	$ 627